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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                 October 9, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   The Charles Schwab Family of Funds
      File Nos. 33-31894 and 811-5954

      Schwab Value Advantage Money Fund - Institutional Prime Shares

      Post-Effective Amendment No. 63

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated September 29, 2006, for the above-named Trust that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.


Sincerely,

/s/ Jody Stuart

Jody Stuart
Corporate Counsel
Charles Schwab Investment Management, Inc.